38 Insurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of insurance policies
	End	Insured
Policy	of term	amount
Operational risks - HPP Baixo Iguaçu	05.31.2020	2,233,183
Operational risks - HPP Colíder	11.01.2020	2,166,984
Operational risks - Cutia and Bento Miguel	03.29.2021	2,165,557
Nominated Risks	08.24.2020	2,069,590
Operational risks - UEG Araucária (a)	05.31.2021	684,130
Operational risks - Brisa Potiguar	06.27.2020	890,763
Operational risks - HPP Governador Jayme Canet Junior	11.23.2020	799,290
Fire - owned and rented facilities	08.24.2020	662,791
Operational risks - São Bento	06.27.2020	569,835
Operational risks - Elejor	03.11.2021	302,984
(a) The values of the insured of operating risks - UEG Araucária have been translated from USD into BRL, with the current rate R$4.0307 as of December 31, 2019.